Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2014
Equity [Abstract]
Schedule of Share-Based Compensation Expense by Award Type
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Restricted stock and performance share awards	$141	$152	$142
Restricted stock rights	224	195	184
Stock options	23	31	29
Share-based compensation expense	$388	$378	$355

Summary of Stock Option Award Activity
The following table shows the activity for each award type during fiscal 2014:

	Restricted Stock and Performance Share Awards(2)		Restricted Stock Rights		Stock Options(1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2013	12,598	$57.37	17,839	$49.79	10,240	$47.58
Granted	3,688	76.05	5,095	77.75	1,846	56.63
Vested/exercised	(2,445)	55.31	(3,998)	55.33	(3,421)	48.88
Forfeited or expired	(3,890)	61.32	(1,151)	60.38	(415)	59.43
Outstanding at January 31, 2014	9,951	$63.26	17,785	$55.87	8,250	$48.47
Exercisable at January 31, 2014					3,119	$48.45

Schedule of Performance Share Awards and Restricted Stock Rights
The following table includes additional information related to restricted stock and performance share awards and restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Fair value of restricted stock and performance share awards vested	$116	$155	$134
Fair value of restricted stock rights vested	189	168	178

Schedule of Additional Information Related to Stock Options
The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Fair value of stock options vested	$16	$33	$50
Proceeds from stock options exercised	108	320	420
Intrinsic value of stock options exercised	99	207	91

Weighted-Average Assumptions to Estimate Fair Value
The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
	2014	2013	2012
Dividend yield(1)	2.5%	2.8%	2.9%
Volatility(2)	15.2%	16.2%	17.6%
Risk-free interest rate(3)	0.4%	0.6%	1.3%
Expected life in years(4)	3.3	3.0	3.0
Weighted-average fair value of options granted	$15.27	$10.57	$9.61

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.

(2)	Expected volatility is based on historical volatility of the Company's stock.

(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.

(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Schedule of Company's Share Repurchases

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2014	2013	2012
Total number of shares repurchased	89.1	113.2	115.3
Average price paid per share	$74.99	$67.15	$54.64
Total cash paid for share repurchases	$6,683	$7,600	$6,298